PROFIT FROM ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2017
PROFIT FROM ASSOCIATES [Abstract]
Profit from Associates
	2017	2016	2015
EGS	11	780	177
TGU	179	742	77
Total	190	1,522	254